Divestitures and Assets held for sale (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended		12 Months Ended	1 Months Ended		1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Bucyrus Distribution Business Divestiture	Nov. 30, 2011 Bucyrus Distribution Business Divestiture dealer	Dec. 31, 2011 Bucyrus Distribution Business Divestiture dealer	Mar. 31, 2011 Carter Machinery Company Inc county	Dec. 31, 2011 Carter Machinery Company Inc	Mar. 31, 2011 Carter Machinery Company Inc Cat Financial
Disposal groups including discontinued operations
Number of dealers committed to purchase divested business						3	3
Sale value of distribution business					$ 360			$ 364
After-tax profit					9
Other operating income					96
Cost incurred					32
Income tax					55
Customer relationship intangibles					63		63
Other assets					53		53
Allocated goodwill					101		101
Assets held for sale
Inventories	14,544	9,587	6,360		13		13
Property, plant and equipment - net	14,395	12,539	12,386		2		2
Intangible assets	4,368	805	465		31		31
Goodwill	7,080	2,614	2,269	2,261	47		47
Working capital adjustment related to divestiture									6
Percentage of equity interest of subsidiary sold								100.00%
Number of counties in which Carter Machinery operated								9
Financing provided to buyer	10,001	8,498	7,107							348
Pre-tax gain from divestiture								$ 24